Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Urban Business [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed

Agreed purchase price	$24.0
Adjustment for working capital	4.4

Purchase of business	$28.4

Cash	$4.6
Goodwill	17.8
Intangible assets	6.5
Other assets	6.1
Accrued expenses and other liabilities	(6.5)

Purchase of business	$28.4

Astor Business [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed

Agreed purchase price	$18.0

Cash	$0.1
Goodwill	12.1
Intangible assets	5.7
Other assets	0.4
Accrued expenses and other liabilities	(0.2)

Purchase of business	$18.0

Kellogg Business [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of assets acquired and liabilities assumed

Agreed purchase price	$22.5

Goodwill	9.1
Intangible assets	13.0
Other assets	0.4

Purchase of business	$22.5